Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities
15. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2025	December 31, 2024
Trade account payables(1)	$187	$194
Royalty payables	55	38
Other accounts payable and accrued liabilities	128	118
Payroll and severance liabilities	157	108
Value added tax liabilities	5	11
Other tax payables	17	20
	$549	$489
(1)No interest is charged on trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.